Shareholders' Equity (Restricted Share Unit Activity) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding, beginning balance	519,785	1,173,433	1,653,434
Granted			154,600
Vested	(206,377)
Forfeited	(10,750)	(43,159)	(152,698)
Outstanding, ending balance	309,792	519,785	1,173,433
Restricted Stock Units (RSUs) [Member]
Outstanding, beginning balance	1,134,854
Granted	424,600
Vested	(307,707)
Forfeited	(18,345)
Outstanding, ending balance	1,233,402	1,134,854